Average Annual Total Returns - Class K - iShares Edge MSCI Multifactor Intl Index Fund - Class K	Nov. 27, 2020
Average Annual Return:
1 Year	17.95%
Since Inception	8.39%
Inception Date	Jul. 13, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	17.08%
Since Inception	6.92%
Inception Date	Jul. 13, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.44%
Since Inception	6.37%
Inception Date	Jul. 13, 2016